Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2023, and 2022:

	Year Ended December 31,
	2023	2022
Federal statutory rate	21.00%	21.00%
State Taxes, net of federal benefit	10.80	11.77
Change in valuation allowance	(36.12)	(36.43)
Permanent differences	(0.36)	0.08
Tax credits	4.80	3.66
Other	(0.12)	(0.08)

Effective income tax rate	0.00%	0.00%

Schedule of Components of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities at December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$21,904	$15,379
Tax credits	7,070	3,883
Intangibles	4,241	3,407
Capitalized R&D expenses	25,127	13,823
Lease liabilities	3,244	4,423
Other deferred tax assets	3,753	1,309

Total deferred tax assets	65,339	42,224

Valuation allowance	(61,974)	(37,992)

Net deferred tax assets	$3,365	$4,232

	Year Ended December 31,
	2023	2022
Deferred tax liabilities:
Right of use asset	$(3,102)	$(4,214)
Other deferred tax liabilities	(263)	(18)

Total deferred tax liabilities	(3,365)	(4,232)

Net deferred tax assets (liabilities)	$—	$—